Schedule of other payables and accruals (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Other Payables And Accruals
Other payables	$ 1,713,134	$ 816,176
Accruals	1,742,039	48,734
Deposit received		13,511
Other payables and accruals	$ 3,455,153	$ 878,421